INCOME TAXES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current expense [Abstract]
Federal	$ 34,632	$ 31,343	$ 34,330
State	2,349	854	1,029
Total current expense	36,981	32,197	35,359
Deferred (benefit) expense [Abstract]
Federal	(8,624)	10,946	4,675
State	244	1,644	1,592
Total deferred (benefit) expense	(8,380)	12,590	6,267
Income tax expense	28,601	44,787	41,626
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate (21%) on income before income taxes	38,726	51,001	44,986
Benefit from tax-exempt income	(5,901)	(5,964)	(4,499)
Tax credits	(13,064)	(10,075)	(5,439)
Basis reduction on tax credit	657	738	0
Tax benefit of equity compensation	340	(140)	(565)
State income taxes, net of federal tax benefit	2,049	1,973	2,070
Affordable housing investments	6,635	5,825	4,725
Other	(841)	1,429	348
Income tax expense	28,601	44,787	41,626
Deferred tax assets [Abstract]
Allowance for credit losses	39,671	13,011
Fair value adjustments on business combinations	3,870	6,470
Deferred compensation	235	228
Postretirement benefits other than pension liability	684	666
Accrued stock-based compensation	1,654	1,296
Other real estate owned write-downs	8	162
Interest on nonaccrual loans	1,712	548
Accrued expenses	5,647	4,708
State net operating loss	1,959	2,792
Deferred tax asset, Leasing liability	16,947	14,806
Federal tax credit carryforwards	2,854	133
Deferred Tax Assets, Deferred Income	1,691	0
Other	577	683
Total deferred tax assets	77,509	45,503
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(11,923)	(10,970)
FHLB and FRB stock	(4,043)	(4,043)
Mortgage-servicing rights	(2,925)	(2,435)
Leasing activities	(6,661)	(7,349)
Retirement obligations	10,984	8,511
Intangible assets	(13,942)	(11,647)
Deferred loan fees and costs	0	(1,100)
Prepaid expenses	(619)	(623)
Limited partnership investments	2,471	2,249
Unrealized gains on investment securities	(20,253)	(11,359)
Foreign exchange deferred income	(2,080)	(2,845)
Deferred Tax Liability, Unrealized gain/loss equity securities	(2,179)	(128)
Deferred tax liability, right of use asset	(15,053)	(13,354)
Other	(2,035)	(1,920)
Deferred Tax Liabilities, Gross	(95,168)	(78,533)
Total deferred tax liabilities	(17,659)	(33,030)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Balance at beginning of year	3,006	3,735
Decrease resulting from settlements	(620)	(729)
Balance at end of year	$ 2,386	$ 3,006	$ 3,735
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred Tax Assets Operating Loss Carryforwards State And Local Acquired	$ 2,500	$ 3,600
Deferred taxes, business combination, valuation allowance	0	0
Retained Earnings For Which No Deferred Income Tax Liability Has Been Recognized	16,100	16,100
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	3,400
Unrecognized tax benefits affecting income tax rate	1,900	2,400
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0